Cover	Jun. 25, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 25, 2024
Entity Registrant Name	Blue Owl Capital Corp II
Entity Incorporation, State or Country Code	MD
Securities Act File Number	814-01219
Entity Tax Identification Number	47-5416332
Entity Address, Address Line One	399 Park Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	419-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001655887
Amendment Flag	false